Investment Objectives and Goals	Apr. 30, 2025
Cambria Shareholder Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Shareholder Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
Cambria Foreign Shareholder Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Foreign Shareholder Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Emerging Shareholder Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
Cambria Global Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Global Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
Cambria Global Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Global Momentum ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction.
Cambria Value and Momentum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Value and Momentum ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation from investments in the U.S. equity market.
Cambria Global Asset Allocation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Global Asset Allocation ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
Cambria Tail Risk ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Tail Risk ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk.
Cambria Trinity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Trinity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
Cambria Cannabis ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Cannabis ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks capital appreciation from investments in the global equity markets that have exposure to the broad cannabis industry.
Cambria Global Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Global Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
Cambria Micro and SmallCap Shareholder Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Micro and SmallCap Shareholder Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
Cambria Tactical Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Tactical Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
Cambria LargeCap Shareholder Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria LargeCap Shareholder Yield ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.
Cambria Fixed Income Trend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Cambria Fixed Income Trend ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks income and capital appreciation.